Provisions - Schedule of changes in fair value of plan assets, Other Foreign Subsidiaries (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Incorporation of Group companies, net	€ 13	€ 0	€ 4
Benefits paid by settlements	133	20	2
Other foreign subsidiaries | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Fair value of plan assets at beginning of year	6,502	7,787	7,321
Incorporation of Group companies, net	0	0	(16)
Expected return on plan assets	556	551	588
Benefits paid	(752)	(1,022)	(644)
Contributions	134	477	124
Actuarial gains/(losses)	(201)	(304)	110
Benefits paid by settlements	(1)	0	0
Exchange differences and other items	46	(987)	304
Fair value of plan assets at end of year	€ 6,284	€ 6,502	€ 7,787